AB GOVERNMENT EXCHANGE RESERVES
SUMMARY INFORMATION AB Government Exchange Reserves
INVESTMENT OBJECTIVE:
The Fund’s investment objective is maximum current income to the extent consistent with safety of principal and liquidity.
FEES AND EXPENSES OF THE FUND:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in the family of AB Mutual Funds sponsored by AllianceBernstein, L.P., the Fund’s investment adviser (the "Adviser"). More information about these and other discounts is available from your financial intermediary and in Investing in the Fund—Sales Charge Reduction Programs for Class A shares on page 11 of this Prospectus, in Appendix B—Financial Intermediary Waivers and in Purchase of Shares—Sales Charge Reduction Programs for Class A shares on page 46 of the Fund’s Statement of Additional Information ("SAI").

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or examples below.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AB GOVERNMENT EXCHANGE RESERVES	Class A Shares		Class B Shares		Class C Shares		Advisor Class Shares	Class R Shares	Class K Shares	Class I Shares
Shareholder Fees Column [Text]			(not currently offered to new investors)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	[1]	none		none		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[2]	4.00%	[3]	1.00%	[4]	none	none	none	none
[1]	A sales charge of up to 4.25% may be imposed upon an exchange of Class A shares for the Class A shares of other AB Mutual Funds with sales charges. See Investing in the Fund—The Different Share Class Expenses—Sales Charges—Class A Shares on page 10 of this Prospectus .
[2]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances.
[3]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares, the CDSC decreases 1.00% annually to 0% after the fourth year.
[4]	For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AB GOVERNMENT EXCHANGE RESERVES		Class A	Class B	Class C	Advisor Class	Class R	Class K	Class I
Management Fees	[1]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.75%	none	0.50%	0.25%	none
Other Expenses: Transfer Agent		0.20%	0.24%	0.22%	0.20%	0.06%	0.06%	0.02%
Other Expenses		0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Total Other Expenses	[2]	0.44%	0.48%	0.46%	0.44%	0.30%	0.30%	0.26%
Total Annual Fund Operating Expenses		0.89%	1.68%	1.41%	0.64%	1.00%	0.75%	0.46%
[1]	Management fees have been restated to reflect the current management fee, which was effective July 11, 2016.
[2]	Total Other Expenses have been restated to reflect current expenses and are based on estimated net assets of approximately $203 million .

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Fund shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - AB GOVERNMENT EXCHANGE RESERVES - USD ($)	Class A	Class B	Class C	Advisor Class	Class R	Class K	Class I
After 1 Year	$ 512	$ 571	$ 244	$ 65	$ 102	$ 77	$ 47
After 3 Years	697	730	446	205	318	240	148
After 5 Years	897	913	771	357	552	417	258
After 10 Years	$ 1,474	$ 1,777	$ 1,691	$ 798	$ 1,225	$ 930	$ 579

For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:
Expense Example, No Redemption - AB GOVERNMENT EXCHANGE RESERVES - USD ($)	Class B	Class C
After 1 Year	$ 171	$ 144
After 3 Years	530	446
After 5 Years	913	771
After 10 Years	$ 1,777	$ 1,691

PRINCIPAL STRATEGIES:
The Fund is a "money market fund" that seeks to maintain a stable net asset value ("NAV") of $1.00 per share, although there is no guarantee that the Fund will maintain an NAV of $1.00 per share.

The Fund invests at least 99.5% of its total assets in cash, marketable obligations (which may bear adjustable rates of interest) issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities") and repurchase agreements that are collateralized fully. Collateralized fully means collateralized by cash or government securities.

The Fund also invests at least 80%, and normally substantially all, of its net assets in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. This policy may not be changed without 60 days’ prior written notice to shareholders.

The Fund may also invest in when-issued securities.

As a money market fund, the Fund must meet the requirements of Securities and Exchange Commission ("Commission") Rule 2a-7. The Rule imposes strict conditions on the investment quality, maturity, diversification and liquidity of the Fund’s investments. Among other things, Rule 2a-7 requires that the Fund’s investments have (i) a remaining maturity of no more than 397 days unless otherwise permitted by Rule 2a-7, (ii) a dollar weighted average maturity of no more than 60 days, and (iii) a dollar weighted average life to maturity of no more than 120 days. Rule 2a-7 imposes liquidity standards that require the Fund to hold at least 10% and 30% of its total assets, respectively, in daily liquid assets and weekly liquid assets as defined in Rule 2a-7. Rule 2a-7 also limits the Fund’s investments in illiquid securities to 5% of its total assets.
PRINCIPAL RISKS:
  Money Market Fund Risk and Regulatory Developments: Money market funds are sometimes unable to maintain an NAV at $1.00 per share and, as it is generally referred to, "break the buck". In that event, an investor in a money market fund would, upon redemption, receive less than $1.00 per share. The Fund's shareholders should not rely on or expect an affiliate of the Fund to purchase distressed assets from the Fund, make capital infusions, enter into credit support agreements or take other actions to prevent the Fund from breaking the buck. In addition, you should be aware that significant redemptions by large investors in the Fund could have a material adverse effect on the Fund's other shareholders. The Fund's NAV could be affected by forced selling during periods of high redemption pressures and/or illiquid markets. Money market funds are also subject to regulatory risk.

  Under Rule 2a-7, the Fund is permitted, but not required to, at the discretion of the Fund’s Board of Trustees, under certain circumstances of impaired liquidity of the Fund’s investments, impose liquidity fees of up to 2% on, or suspend, redemptions for limited periods of time. The Fund’s Board of Trustees has determined not to impose liquidity fees on, or suspend, redemptions.
  Interest Rate Risk: Changes in interest rates will affect the yield and value of the Fund's investments in short-term securities. A decline in interest rates will affect the Fund's yield as these securities mature or are sold and the Fund purchases new short-term securities with lower yields. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The Fund may be subject to heightened interest rate risk due to rising rates as the current period of historically low rates may be ending. The change in value for shorter-term securities is usually smaller than for securities with longer maturities .
  Credit Risk: Credit risk is the possibility that a security’s credit rating will be downgraded or that the issuer of the security will default (fail to make scheduled interest or principal payments). If a counterparty to a repurchase agreement defaults on its repurchase obligation, the Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the counterparty became bankrupt, the Fund might be delayed in selling the collateral. The Fund’s investments in U.S. Government securities or related repurchase agreements have minimal credit risk compared to other investments .
  Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, which may prevent the Fund from selling out of these securities at an advantageous time or price.
  Management Risk: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
  how the Fund's performance changed from year to year over ten years; and
  the Fund's average annual returns for one, five and ten years.
The Fund's past performance, of course, does not necessarily indicate how it will perform in the future. Effective July 11, 2016, the Fund changed its name from AB Exchange Reserves to AB Government Exchange Reserves and adopted its current investment strategy as a government money market fund, as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended. Prior to that date the Fund was a "prime" money market fund and invested in a much broader universe of securities, many of which have higher yields than U.S. Government securities. The performance information shown below for periods prior to the implementation of these changes may not be representative of performance the Fund will achieve under its current policies.

You may obtain updated performance information on the website at www.abfunds.com (click on "Investments—Mutual Funds") .
Bar Chart
The annual returns in the bar chart are for the Fund’s Class A shares. Through June 30, 2017, the year-to-date unannualized return for Class A shares was 0.13%.

Calendar Year End (%) During the period shown in the bar chart, the Fund's: Best Quarter was up 1.16%, in the 3rd quarter, 2007; and Worst Quarter was 0.00%, in the 3rd quarter, 2011.
Performance Table Average Annual Total Returns (For the periods ended December 31, 2016)
Average Annual Total Returns - AB GOVERNMENT EXCHANGE RESERVES	1 Year	5 Years	10 Years
Class A	0.24%	0.13%	0.73%
Class B	0.22%	0.11%	0.62%
Class C	0.24%	0.12%	0.68%
Advisor Class	0.24%	0.13%	0.81%
Class R	0.28%	0.12%	0.67%
Class K	0.27%	0.12%	0.75%
Class I	0.30%	0.15%	0.87%

You may obtain the most current seven-day yield information of the Fund by calling 800-221-5672 or your financial intermediary.